Derivative Financial Instruments - Summary of Recorded Net Gains (Losses) on Derivatives and Related Hedged Items in Fair Value Hedging Relationships (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net Fair Value Hedge Ineffectiveness	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivatives	(325)	(15)	(850)	(15)	(242)
Gain/(Loss) on Hedged Items	325	15	850	15	242
Net Fair Value Hedge Ineffectiveness	0	0	0	0	0
Effect of Derivatives on Net Interest Income	(47)	(10)	(86)	(10)	(82)
Fair Value Hedging [Member] | Commercial Real Estate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivatives	(325)	(15)	(850)	(15)	(242)
Gain/(Loss) on Hedged Items	325	15	850	15	242
Net Fair Value Hedge Ineffectiveness	0	0	0	0	0
Effect of Derivatives on Net Interest Income	$ (47)	$ (10)	$ (86)	$ (10)	$ (82)